Derivatives Derivatives narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Derivative Assets, at Fair Value	$ 0.0		$ 0.2
Derivative, Loss on Derivative	$ 0.2
Derivative, Gain on Derivative		$ 0.1